Share capital - Rio Tinto Limited - Summary of share capital (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Adjustment on currency translation		$ 205	$ 60
Rio Tinto Limited
Disclosure of classes of share capital [line items]
Number of issued and fully paid up share capital at beginning balance (in shares)		371,210,000	371,210,000	412,410,000
Shares purchased and cancelled (in shares)	(41,198,134)	0	0	(41,200,000)
Number of issued and fully paid up share capital at ending balance (in shares)		371,210,000	371,210,000	371,210,000
Issued and fully paid up share capital at beginning balance		$ 3,448	$ 3,477	$ 4,140
Adjustment on currency translation		333	(29)	(382)
Ordinary shares purchased and cancelled		0	0	(281)
Issued and fully paid up share capital at ending balance		$ 3,781	$ 3,448	$ 3,477
Rio Tinto Limited | Special voting share
Disclosure of classes of share capital [line items]
Other share classes		1 only	1 only	1 only
Rio Tinto Limited | DLC dividend share
Disclosure of classes of share capital [line items]
Other share classes		1 only	1 only	1 only